Consolidated statement of changes in equity - GBP (£) £ in Millions		Total		Total shareholders’ equity	Share capital	Share premium account	Retained earnings	Other equity reserves [1]	Non-controlling interests
Equity, beginning balance at Mar. 31, 2016		£ 13,565		£ 13,555	£ 447	£ 1,326	£ 16,305	£ (4,523)	£ 10
Profit for the year		7,794		7,795			7,795	0	(1)
Other comprehensive income for the year		620		620			84	536	0
Total comprehensive income for the year		8,414		8,415			7,879	536	(1)
Equity dividends		(1,463)		(1,463)			(1,463)
Scrip dividend-related share issue	[2]	0		0	2	(2)
Purchase of treasury shares		(189)		(189)			(189)
Issue of treasury shares		18		18			18
Purchase of own shares		(6)		(6)			(6)
Other movements in non-controlling interests		7							7
Share-based payments		35		35			35
Tax on share-based payments		3		3			3
Equity, ending balance at Mar. 31, 2017		20,384		20,368	449	1,324	22,582	(3,987)	16
Profit for the year		3,551		3,550			3,550	0	1
Other comprehensive income for the year		371	[3]	372			925	(553)	(1)
Total comprehensive income for the year		3,922	[3]	3,922			4,475	(553)	0
Equity dividends		(4,487)		(4,487)			(4,487)
Scrip dividend-related share issue	[2]	0		0	3	(3)
Purchase of treasury shares		(1,017)		(1,017)			(1,017)
Issue of treasury shares		33		33			33
Purchase of own shares		(5)		(5)			(5)
Share-based payments		16		16			16
Tax on share-based payments		2		2			2
Equity, ending balance at Mar. 31, 2018		18,848		18,832	452	1,321	21,599	(4,540)	16
Profit for the year		1,514		1,511			1,511	0	3
Other comprehensive income for the year		339		338			89	249	1
Total comprehensive income for the year		1,853		1,849			1,600	249	4
Equity dividends		(1,160)		(1,160)			(1,160)
Scrip dividend-related share issue	[2]	(1)		(1)	6	(7)
Issue of treasury shares		18		18			18
Purchase of own shares		(2)		(2)			(2)
Share-based payments		27		27			27
Cash flow hedges transferred to the statement of financial position, net of tax		(18)		(18)				(18)
Equity, ending balance at Mar. 31, 2019		£ 19,369		£ 19,349	£ 458	£ 1,314	£ 21,814	£ (4,237)	£ 20

[1]	For further details of other equity reserves, see note 28.
[2]	Included within the share premium account are costs associated with scrip dividends.
[3]	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 1C and note 10).